SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2022
Accounting Policies [Abstract]
Cash equivalents	$ 0		$ 0	$ 0
Net allowances for doubtful accounts	8,384		8,384	0
Accounts receivable net of allowances	16,035		33,484	56,964
Other current assets	90,598		21,086	647
Impairment expenses	0	$ 0	0	0
Advertising expense	19,890	$ 35,433	59,855	47,799
Right of use assets	103,189		108,863		$ 135,182
Right of use liabilities	104,889		110,138		$ 135,182
Accumulated deficit	$ 4,282,366		$ 704,616	$ 334,178